Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 523,260	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	(271,733)	(280,649)	(231,967)
Purchase (sale) of noncontrolling interests	59,787	3,789	11,032
Cash contributions from noncontrolling interests	(26,428)	(59,066)	(54,225)
Changes in fair value of noncontrolling interests	18,880	(86,233)	(24,222)
Net income attributable to noncontrolling interest	1,326,977	1,177,262	1,065,396
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Noncontrolling interests subject to put provisions ending balance	523,260	410,491
Put provisions exercisable	228,408
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491	279,709		231,303
Dividends paid	(114,536)	(43,104)	(38,964)
Purchase (sale) of noncontrolling interests	134,643	37,786	28,969
Cash contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income attributable to noncontrolling interest	94,718	42,857	28,839
Other comprehensive income (loss), net of tax	259	(212)
Noncontrolling interests subject to put provisions ending balance		$ 410,491	$ 279,709	$ 231,303